Document and Entity Information	Dec. 11, 2024
Cover [Abstract]
Entity Registrant Name	FINANCIAL INSTITUTIONS INC
Amendment Flag	false
Entity Central Index Key	0000862831
Document Type	8-K
Document Period End Date	Dec. 11, 2024
Entity Incorporation State Country Code	NY
Entity File Number	0-26481
Entity Tax Identification Number	16-0816610
Entity Address, Address Line One	220 Liberty Street
Entity Address, City or Town	Warsaw
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14569
City Area Code	585
Local Phone Number	786-1100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	FISI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false